Document And Entity Information	9 Months Ended
Sep. 30, 2014
Document Information [Line Items]
Entity Registrant Name	Energous Corp
Entity Central Index Key	0001575793
Document Type	S-1
Amendment Flag	true
Amendment Description	In connection with the Company’s update of information in the body of the Form S-1, the Company has provided conforming disclosures in the subsequent event footnotes of the interim financial statements for the three and nine months ended September 30, 2014.
Document Period End Date	Sep. 30, 2014
Entity Filer Category	Smaller Reporting Company